INVESTMENTS, Investment at Fair Value through Profit or Loss (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 4,715,343	S/ 4,982,661
Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[1]	1,685,543	1,555,548
Colombian Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		1,018,392	1,401,000
Peruvian Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		420,019	141,349
Chilean Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		87,505	8,497
United States of America Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		73,338	0
Mexican Treasury Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		43,334	0
Panama Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		42,955	0
Swiss Government Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		0	4,702
Investment Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[2]	1,401,956	1,199,026
Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[3]	622,157	1,106,548
Participation in RAL Fund [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[4]	432,503	145,414
Restricted Mutual Funds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss	[5]	307,225	334,162
Corporate Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		75,601	228,302
Shares [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		71,425	38,723
ETF (Exchange - Traded Fund) [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		39,309	29,582
Subordinated Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		24,587	31,582
Bonds from Financial Organizations [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		22,081	92,907
Central Bank of Chile Bonds [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		11,355	12,655
Certificates of Deposit BCRP [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		0	192,666
Others [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		7,676	9,208
Balance Before Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		4,701,418	4,976,323
Accrued Interest [Member]
Investment at fair value [Abstract]
At fair value through profit or loss		S/ 13,925	S/ 6,338

[1]	As of December 31, 2024, and 2023 the balance of these instruments includes the following government treasury bonds:
[2]	As of December 31, 2024, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia, and other countries, which represent 59.6 percent, 27.5 percent, 9.5 percent, and 3.4 percent respectively. As of December 31, 2023, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia, and other countries, which represented 54.3 percent, 28.1 percent, 10.0 percent, and 7.6 percent respectively.
[3]	As of December 31, 2024, the balance corresponds to mutual funds from Bolivia, Ireland, Luxembourg, and other countries, which represent 63.3 percent, 12.5 percent, 12.5 percent, and 11.7 percent of the total, respectively. As of December 31, 2023, the balance corresponds to mutual funds from Luxembourg, Bolivia, Ireland, and other countries, which represent 52.0 percent, 35.5 percent, 6.7 percent, and 5.8 percent of the total, respectively.
[4]	As of December 31, 2024, these funds are approximately Bs725.5 million, equivalent to S/398.1 million, and US$9.1 million, equivalent to S/34.4 million. As of December 31, 2023, these funds amounted to approximately Bs194.6 million, equivalent to S/105.2 million, and US$10.8 million, equivalent to S/40.2 million; and include the investments made by the Group in the Central Bank of Bolivia as guarantee for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.
[5]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.